Note 7 - Capital Stock and Reserves	9 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
7.	CAPITAL STOCK AND RESERVES

Authorized capital stock

Unlimited number of common shares without par value.

Issued capital stock

All issued shares are fully paid.

During the nine-month period ended December 31, 2024, the Company:

a)

closed a non-brokered private placement issuing 247,471 flow-through units consisting of one flow-through common share and one non-flow-through common share purchase warrant at $5.88 per unit for gross proceeds of $1,455,129 (of which $105,000 was received in March 2024 as subscriptions received in advance), of which $480,000 was allocated to the warrant component of the unit and recorded in share-based payment reserves. Each warrant is exercisable by the holder to purchase an additional common share at a price of $4.00 until April 29, 2026. A value of $57,012 was attributed to the flow-through premium liability in connection with the financing. If at any time, the volume-weighted average trading price of the common shares on the CSE trades on or above $6.00 for 14 consecutive trading days, the Company may elect to accelerate the expiry date of the warrants by giving notice to the holders, by way of a news release, that the warrants will expire 30 calendar days following the date of such notice. The Company paid a cash finder’s fees of $175 and granted 51 finder’s warrants (valued at $100), entitling the holder to purchase one common share at a price of $3.40 per share until April 29, 2026. All securities issued will be subject to a hold period of four months and one day from the date of issuance. The Company also incurred legal and filing fees of $22,869 related to the private placement. The Company is committed to incur a total of $1,455,129 of qualifying Canadian Exploration Expenses (“CEE”) on or before December 31, 2025. As at December 31, 2024, the Company has incurred $108,463 in qualifying CEE.

b)	issued 28,818 common shares at a value of $100,000 as part of the annual payment due under the Peg North Property option agreement (see Note 4).

c)	issued 12,106 common shares at a value of $50,000 as a part of the acquisition payments for the Jean Lake option agreement (see Note 4).

d)	issued 1,795,492 common shares at a value of $6,716,449 pursuant to the acquisition of Athabasca Property (see Note 4).

e)

closed a non-brokered private placement issuing 1,473,000 units consisting of one common share and one common share purchase warrant at $3.00 per unit for gross proceeds of $4,419,000, of which $368,250 was allocated to the warrant component of the unit and recorded in share-based payment reserves. Each warrant is exercisable by the holder to purchase an additional common share at a price of $4.00 until November 14, 2026.

The Company also issued 1,022,500 flow-through units consisting of one flow-through common share and one flow-through common share purchase warrant for $3.50 per unit for gross proceeds of $3,578,750, of which $255,625 was allocated to the warrant component of the unit and recorded in share-based payment reserves. Each warrant is exercisable by the holder to purchase an additional common share at a price of $4.00 until November 14, 2026. A value of $511,250 was attributed to the flow-through premium liability in connection with the financing. The Company is committed to incur a total of $3,578,750 of qualifying Canadian Exploration Expenses (“CEE”) on or before December 31, 2025. As at December 31, 2024, the Company has incurred $Nil in qualifying CEE.

The Company also issued 550,000 charitable flow-through units consisting of one charitable flow-through common share and one non-flow-through common share purchase warrant for $4.55 per unit for gross proceeds of $2,502,500, of which $137,500 was allocated to the warrant component of the unit and recorded in share-based payment reserves. Each warrant is exercisable by the holder to purchase an additional common share at a price of $4.00 until November 14, 2026. A value of $852,500 was attributed to the charitable flow-through premium liability in connection with the financing. The Company is committed to incur a total of $2,502,500 of qualifying Canadian Exploration Expenses (“CEE”) on or before December 31, 2025. As at December 31, 2024, the Company has incurred $Nil in qualifying CEE.

In connection with these financings, the Company paid a cash finder’s fees of $570,015 and granted 162,730 non-transferable finder’s warrants (valued at $201,400). Each finder’s warrant is exercisable for one common share of the Company at a price of $3.00 per common share until November 14, 2026. The Company also paid other share issuance costs of $82,673.

Stock Incentive Plan:

The Board of Directors adopted the Company’s 2023 Stock Incentive Plan under which allows the Company to grant equity-based incentive awards (each, an “Award”) in the form of stock options (“Options”), restricted stock units (“RSUs”), preferred stock units (“PSUs”) and deferred stock units (“DSUs”) to executive, officers, directors, employees, and consultants. The Stock Incentive Plan was ratified by shareholders at the Annual General and Special Meeting (“AGSM”) on December 20, 2024, and is a fixed number share plan providing an aggregate maximum number of common shares that may be issued upon the exercise or settlement of Awards granted under the plan, not to exceed 1,500,000 common shares, subject to the adjustment provisions provided within the plan.

Stock options:

The Company’s Stock Option plan allows for the Board to grant stock options to Executives Officers, Directors, employees and consultants up to 10% of the issued and outstanding common stock of the Company.

During the nine-month period ended December 31, 2024, the Company:

a)

granted stock options for 36,000 shares to a consultant of the Company. The options are exercisable at $3.91 (USD $2.84) per share until July 23, 2029 with an estimated fair value of $112,200 and vested immediately.

b)	had 72,500 stock options that were cancelled and/or forfeited, resulting in an allocation of share-based reserves of $344,467 to deficit.

Stock options (Continued):

c)	granted stock options for 83,194 shares to director and officers of the Company. The options are exercisable at $2.76 per share until April 1, 2029 with an estimated fair value of $167,600.

●	51,323 stock options vested immediately.
●	31,871 stock options vest equally over a three-year period.
●	During the three-month and nine-month period ended December 31, 2024, the Company recorded share-based compensation of $113,676 for the vested portion of the stock options.

d)

granted stock options for 55,000 shares to consultants of the Company. The options are exercisable at $2.76 per share until November 15, 2027 with an estimated fair value of $91,100 and vest immediately.

e)

granted stock options for 36,815 shares to a director, an officer and consultants of the Company. The options are exercisable at $2.76 per share until November 15, 2029 with an estimated fair value of $77,400 and vested immediately.

During the three-month and nine-month periods ended December 31, 2024, the Company recorded $282,176 (three-month period ended December 31, 2023 - $128,900) and $394,376 (nine-month period ended December 31, 2023 - $808,100) as share-based compensation for stock options.

Stock option transactions for the nine-month period ended December 31, 2024, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance December 31, 2024	Exercisable

March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	(20,000)	42,000	42,000
December 13, 2025	$9.50	21,000	-	-	-	21,000	21,000
March 26, 2026	$3.30	20,000	-	-	-	20,000	20,000
August 25, 2026	$5.65	17,500	-	-	-	17,500	17,500
September 6, 2026	$6.60	40,000	-	-	(7,500)	32,500	32,500
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 4, 2026	$5.47	20,000	-	-	-	20,000	20,000
November 15, 2027	$2.76	-	55,000	-	-	55,000	55,000
September 6, 2028	$6.60	85,000	-	-	(25,000)	60,000	60,000
February 15, 2029	$3.98	20,000	-	-	(20,000)	-	-
July 23, 2029	$3.91	-	36,000	-	-	36,000	36,000
April 1, 2029	$2.76	-	83,194	-	-	83,194	51,323
November 15, 2029	$2.76	-	36,815	-	-	36,815	36,815

Total		333,500	211,009	-	(72,500)	472,009	440,138

Weighted average exercise price		$7.38	$2.94	$-	$6.54	$5.53	$5.53

Weighted average remaining life (years)		2.61				2.81

Stock options (Continued):

Stock option transactions for the year ended March 31, 2024, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024	Exercisable

March 1, 2024	$16.50	15,000	-	-	(15,000)	-	-
November 14, 2024	$3.65	-	36,000	(36,000)	-	-	-
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	-	62,000	62,000
December 13, 2025	$9.50	31,000	-	-	(10,000)	21,000	21,000
January 15, 2026	$7.25	35,300	-	-	(35,300)	-	-
March 26, 2026	$3.30	-	20,000	-	-	20,000	20,000
August 25, 2026	$5.65	-	17,500	-	-	17,500	17,500
September 6, 2026	$6.60	-	40,000	-	-	40,000	40,000
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 4, 2026	$5.47	-	20,000	-	-	20,000	20,000
February 16, 2027	$17.50	20,000	-	-	(20,000)	-	-
September 6, 2028	$6.60	-	85,000	-	-	85,000	85,000
February 15, 2029	$3.98	-	20,000	-	-	20,000	20,000
	$-	-	-	-	-	-	-

Total		211,300	238,500	(36,000)	(80,300)	333,500	333,500

Weighted average exercise price		$10.81	$5.87	$4.70	$9.95	$7.38	$7.38

Weighted average remaining life (years)		2.57				2.61

The average market price of the 36,000 options exercised was $4.95 per share.

The fair value of stock options granted was calculated using the Black-Scholes option pricing model with the following weighted average assumptions.

	For the nine months ended December 31, 2024	For the year ended March 31, 2024

Fair value per option	$2.13	$5.42
Exercise price	$2.96	$5.49
Expected life (years)	4.23	3.50
Interest rate	3.14%	4.17%
Annualized volatility (based on historical volatility)	103%	108%
Dividend yield	0.00%	0.00%

Performance Stock Options:

During the three-month and nine-month period ended December 31, 2024, the Company recorded $Nil (three-month period ended December 31, 2023 - $15,787) and $Nil (nine-month period ended December 31, 2023 - $47,361) as share-based compensation for performance stock options.

During the year ended March 31, 2024, 15,000 performance stock options expired. No performance stock option transactions were incurred during the three-month and nine-month period ended December 31, 2024.

As at December 31, 2024, no performance stock option was outstanding.

Restricted Share Units:

The terms and conditions of vesting of each granted are determined by the Board at the time of the grant in accordance with the Company’s Stock Incentive Plan. The Company use the fair value method to recognize the obligation and compensation expense associated with the restricted share units (“RSUs”). The fair value of RSUs issued is determined on the grant date based on the market price of the common shares on the grant date multiplied by the number of RSUs granted. The fair value is expensed over the vesting term. Upon redemption of the RSU, the carrying amount is recorded as an increase in common share capital and a reduction in the liability.

During the nine-month period ended December 31, 2024, the Company granted 222,491 RSUs to certain directors, officers and consultants of the Company. The total estimated fair value of the RSUs granted was $605,176 based on the market value of the Company’s shares at the grant date. The fair value of each RSUs is recorded as share-based payments over the vesting period. These RSUs will vest as follows:

●	79,317 RSUs vested immediately.
●	48,138 RSUs - 40,276 vest on April 1, 2025 and 7,862 vested immediately upon the resignation of a director.
●	89,674 RSUs vest equally over a three-year period starting on April 1, 2025.
●	5,362 RSUs vest on November 15, 2025.

During the three-month and nine-month period ended December 31, 2024, the Company recorded $312,060 (three-month and nine-month period ended December 31, 2023 - $Nil) in share-based payments relating to the portion of the RSUs vesting through the period.

Restricted share unit transactions for the nine-month period ended December 31, 2024, are summarized as follows:

Grant Date	Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance December 31, 2024	Exercisable

November 15, 2024	-	222,491	-	-	222,491	87,179

Warrants:

A continuity of the warrants for the nine-month period ended December 31, 2024, are summarized as follows:

Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance December 31, 2024

August 24, 2028	$	USD 6.25	800,000	-	-	-	800,000
March 13, 2026		$4.00	341,592	-	-	-	341,592
April 29, 2026		$4.00	-	247,471	-	-	247,471
November 14, 2026		$4.00	-	640,500	-	-	640,500
November 14, 2026		$4.00	-	832,500	-	-	832,500
November 14, 2026		$4.00	-	1,022,500	-	-	1,022,500
November 14, 2026		$4.00	-	550,000	-	-	550,000

Total			1,141,592	3,292,971	-	-	4,434,563

Weighted average exercise price			$5.58	$4.00	$-	$-	$4.41

Weighted average remaining life (years)			3.67				2.29

A continuity of the warrants granted for the year ended March 31, 2024, are summarized as follows:

Expiry Date	Exercise Price		Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024

December 2, 2023		$6.50	24,000	-	-	(24,000)	-
August 24, 2028	$	USD 6.25	-	800,000	-	-	800,000
March 13, 2026		$4.00	-	341,592	-	-	341,592

Total			24,000	1,141,592	-	(24,000)	1,141,592

Weighted average exercise price			$6.50	$5.58	$-	$6.50	$5.58

Weighted average remaining life (years)			0.67				3.67

The fair value of warrants was allocated to reserves and calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the nine months ended December 31, 2024	For the year ended March 31, 2024

Fair value per warrant	$1.94	$3.77
Exercise price	$4.00	$4.00
Expected life (years)	2.00	2.00
Interest rate	4.30%	3.50%
Annualized volatility (based on historical volatility)	100%	111%
Dividend yield	0.00%	0.00%

Warrants (continued):

The Company records warrants with an exercise price that is in a currency that is different from the functional currency as a derivative liability. Any gains or losses are recorded in the consolidated statements of comprehensive loss as they relate to the issue of warrants recorded on the Company’s statement of financial position as a derivative liability measured at fair value through profit or loss. The fair value of the 800,000 transferrable warrants ($823,597) issued on August 24, 2023, are valued based on the price as quoted on the NASDAQ. The warrant derivative liability was calculated using following assumptions:

	As at December 31, 2024	As at March 31, 2024	As at August 24, 2023

Number of warrants outstanding	800,000	800,000	800,000
Warrant price at valuation date	$0.28 USD	$0.61 USD	$0.76 USD
Exchange rate	1.43835	1.35397	1.35460
Fair value of warrants outstanding (derivative liability)	$325,068	$656,946	$823,597

Agent warrants:

A continuity of the agent warrants granted for the nine-month period ended December 31, 2024 is as follows:

Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Expired		Balance December 31, 2024

July 19, 2024		$10.00	5,765	-	-	(5,765	)*	-
March 13, 2026		$3.40	3,274	-	-	-		3,274
April 29, 2026		$3.40	-	51	-	-		51
November 14, 2026		$3.00	-	162,730	-	-		162,730
August 21, 2028	$	USD 6.25	40,000	-	-	-		40,000

Total			49,039	162,781	-	-		206,055

Weighted average exercise price			$6.50	$3.00	$-	$-		$3,64

Weighted average remaining life (years)			2.94					2.20

* 5,765 agent warrants expired, resulting in an allocation of share-based reserves of $22,000 to deficit.

A continuity of the agent warrants granted for the year ended March 31, 2024 is as follows:

Expiry Date	Exercise Price		Balance March 31, 2023	Granted		Exercised	Cancelled / Expired	Balance March 31, 2024

August 19, 2024		$10.00	5,765		-	-	-	5,765
March 13, 2026		$3.40	-		3,274	-	-	3,274
August 21, 2028	$	USD 6.25	-		40,000	-	-	40,000

Total			5,765		43,274	-	-	49,039

Weighted average exercise price			$10.00	$ $	USD 6.25 CAD 3.40	$-	$-	$6.50

Weighted average remaining life (years)								2.94

Agent warrants (continued):

The fair value of agent warrants was calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the nine months ended December 31, 2024	For the year ended March 31, 2024

Fair value per agent warrants	$1.24	$7.95
Exercise price	$3.00	$8.09
Expected life (years)	2.00	4.78
Interest rate	3.18%	4.09%
Annualized volatility	85.95%	113%
Dividend yield	0.00%	0.00%